                       SUPPLEMENT DATED OCTOBER 26, 1998
                        TO PROSPECTUS DATED MAY 1, 1998

                       EMERGING MARKETS EQUITY PORTFOLIO

                                    OF THE

                     MORGAN STANLEY UNIVERSAL FUNDS, INC.
                                P. O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                  02208-2798

                               ----------------

  The Prospectus is hereby amended and supplemented to reflect changes in the portfolio management of the Emerging Markets Equity Portfolio. Madhav Dhar no longer serves as Portfolio Manager of the Emerging Markets Equity Portfolio. Robert L. Meyer and Andy Skov now share primary responsibility for managing the assets of the Emerging Markets Equity Portfolio. Accordingly, the section "PORTFOLIO MANAGERS." on page 19 is hereby deleted and replaced with the following:

    PORTFOLIO MANAGERS. The following individuals have primary responsibility for the Portfolio.

    Robert L. Meyer and Andy Skov. Robert L. Meyer joined MSAM in 1989. He is a Managing Director of MSAM and of Morgan Stanley and co-manager of MSAM's emerging markets group and head of MSAM's Latin American team. He was born in Argentina and graduated from Yale University with a B.A. in Economics and Political Science. He received a J.D. from Harvard Law School. In addition, he is also a Chartered Financial Analyst. Andy Skov joined MSAM in 1994 as a Portfolio Manager. Currently, he is a Principal of MSAM and Morgan Stanley. Prior to joining MSAM, he worked in the Latin America group at Bankers Trust in corporate finance, research and sales; two of those years he spent in Argentina. He graduated from the University of California at Berkeley with a B.A. (Phi Beta Kappa) in Political Science and Economic Development. Mr. Meyer has shared primary responsibility for managing the Portfolio's assets since September 1997. Mr. Skov has shared primary responsibility for managing the Portfolio's assets since October 1998.

                               ----------------

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                       SUPPLEMENT DATED OCTOBER 26, 1998
                        TO PROSPECTUS DATED MAY 1, 1998
                 AS PREVIOUSLY SUPPLEMENTED ON OCTOBER 6, 1998

                        EMERGING MARKETS DEBT PORTFOLIO
                            GLOBAL EQUITY PORTFOLIO
                        INTERNATIONAL MAGNUM PORTFOLIO
                       EMERGING MARKETS EQUITY PORTFOLIO

                               PORTFOLIOS OF THE

                     MORGAN STANLEY UNIVERSAL FUNDS, INC.
                                P. O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                  02208-2798

                               ----------------

  The Prospectus is hereby amended and supplemented to reflect changes in the portfolio management of the Emerging Markets Equity Portfolio. Madhav Dhar no longer serves as Portfolio Manager of the Emerging Markets Equity Portfolio. Robert L. Meyer and Andy Skov now share primary responsibility for managing the assets of the Emerging Markets Equity Portfolio. Accordingly, the fourth paragraph under "PORTFOLIO MANAGERS." on page 23 is hereby deleted and replaced with the following:

    EMERGING MARKETS EQUITY PORTFOLIO--Robert L. Meyer and Andy Skov. Robert
  L. Meyer joined MSAM in 1989. He is a Managing Director of MSAM and of Morgan Stanley and co-manager of MSAM's emerging markets group and head of MSAM's Latin American team. He was born in Argentina and graduated from Yale University with a B.A. in Economics and Political Science. He received a J.D. from Harvard Law School. In addition, he is also a Chartered Financial Analyst. Andy Skov joined MSAM in 1994 as a Portfolio Manager. Currently, he is a Principal of MSAM and Morgan Stanley. Prior to joining MSAM, he worked in the Latin America group at Bankers Trust in corporate finance, research and sales; two of those years he spent in Argentina. He graduated from the University of California at Berkeley with a B.A. (Phi Beta Kappa) in Political Science and Economic Development. Mr. Meyer has shared primary responsibility for managing the Portfolio's assets since September 1997. Mr. Skov has shared primary responsibility for managing the Portfolio's assets since October 1998.

                               ----------------

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                       SUPPLEMENT DATED OCTOBER 26, 1998
                        TO PROSPECTUS DATED MAY 1, 1998
                 AS PREVIOUSLY SUPPLEMENTED ON OCTOBER 6, 1998

                            MONEY MARKET PORTFOLIO
                            FIXED INCOME PORTFOLIO
                             HIGH YIELD PORTFOLIO
                             CORE EQUITY PORTFOLIO
                            EQUITY GROWTH PORTFOLIO
                                VALUE PORTFOLIO
                           MID CAP GROWTH PORTFOLIO
                            MID CAP VALUE PORTFOLIO
                          U.S. REAL ESTATE PORTFOLIO
                     INTERNATIONAL FIXED INCOME PORTFOLIO
                        EMERGING MARKETS DEBT PORTFOLIO
                            GLOBAL EQUITY PORTFOLIO
                        INTERNATIONAL MAGNUM PORTFOLIO
                       EMERGING MARKETS EQUITY PORTFOLIO
                            ASIAN EQUITY PORTFOLIO
                           LATIN AMERICAN PORTFOLIO
                              BALANCED PORTFOLIO
                          MULTI-ASSET-CLASS PORTFOLIO

                               PORTFOLIOS OF THE

                     MORGAN STANLEY UNIVERSAL FUNDS, INC.
                                P. O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                  02208-2798

                               ----------------

  The Prospectus is hereby amended and supplemented to reflect changes in the portfolio management of the Emerging Markets Equity Portfolio. Madhav Dhar no longer serves as Portfolio Manager of the Emerging Markets Equity Portfolio. Robert L. Meyer and Andy Skov now share primary responsibility for managing the assets of the Emerging Markets Equity Portfolio. Accordingly, the fourteenth paragraph under "PORTFOLIO MANAGERS." is hereby deleted and replaced with the following:

    EMERGING MARKETS EQUITY PORTFOLIO--Robert L. Meyer and Andy Skov. Robert
  L. Meyer joined MSAM in 1989. He is a Managing Director of MSAM and of Morgan Stanley and co-manager of MSAM's emerging markets group and head of MSAM's Latin American team. He was born in Argentina and graduated from Yale University with a B.A. in Economics and Political Science. He received a J.D. from Harvard Law School. In addition, he is also a Chartered Financial Analyst. Andy Skov joined MSAM in 1994 as a Portfolio Manager. Currently, he is a Principal of MSAM and Morgan Stanley. Prior to joining MSAM, he worked in the Latin America group at Bankers Trust in corporate finance, research and sales; two of those years he spent in Argentina. He graduated from the University of California at Berkeley with a B.A. (Phi Beta Kappa) in Political Science and Economic Development. Mr. Meyer has shared primary responsibility for managing the Portfolio's assets since September 1997. Mr. Skov has shared primary responsibility for managing the Portfolio's assets since October 1998.

                               ----------------

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                       SUPPLEMENT DATED OCTOBER 26, 1998
                        TO PROSPECTUS DATED MAY 1, 1998
                 AS PREVIOUSLY SUPPLEMENTED ON OCTOBER 6, 1998

                            FIXED INCOME PORTFOLIO
                             HIGH YIELD PORTFOLIO
                            EQUITY GROWTH PORTFOLIO
                                VALUE PORTFOLIO
                            GLOBAL EQUITY PORTFOLIO
                       EMERGING MARKETS EQUITY PORTFOLIO

                               PORTFOLIOS OF THE

                     MORGAN STANLEY UNIVERSAL FUNDS, INC.
                                P. O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                  02208-2798

                               ----------------

  The Prospectus is hereby amended and supplemented to reflect changes in the portfolio management of the Emerging Markets Equity Portfolio. Madhav Dhar no longer serves as Portfolio Manager of the Emerging Markets Equity Portfolio. Robert L. Meyer and Andy Skov now share primary responsibility for managing the assets of the Emerging Markets Equity Portfolio. Accordingly, the sixth paragraph under "PORTFOLIO MANAGERS." on page 25 is hereby deleted and replaced with the following:

    EMERGING MARKETS EQUITY PORTFOLIO--Robert L. Meyer and Andy Skov. Robert
  L. Meyer joined MSAM in 1989. He is a Managing Director of MSAM and of Morgan Stanley and co-manager of MSAM's emerging markets group and head of MSAM's Latin American team. He was born in Argentina and graduated from Yale University with a B.A. in Economics and Political Science. He received a J.D. from Harvard Law School. In addition, he is also a Chartered Financial Analyst. Andy Skov joined MSAM in 1994 as a Portfolio Manager. Currently, he is a Principal of MSAM and Morgan Stanley. Prior to joining MSAM, he worked in the Latin America group at Bankers Trust in corporate finance, research and sales; two of those years he spent in Argentina. He graduated from the University of California at Berkeley with a B.A. (Phi Beta Kappa) in Political Science and Economic Development. Mr. Meyer has shared primary responsibility for managing the Portfolio's assets since September 1997. Mr. Skov has shared primary responsibility for managing the Portfolio's assets since October 1998.

                               ----------------

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                       SUPPLEMENT DATED OCTOBER 26, 1998
                       TO PROSPECTUS DATED MAY 1, 1998,
              AS PREVIOUSLY SUPPLEMENTED THROUGH OCTOBER 6, 1998

                            FIXED INCOME PORTFOLIO
                             HIGH YIELD PORTFOLIO
                            EQUITY GROWTH PORTFOLIO
                                VALUE PORTFOLIO
                            MID CAP VALUE PORTFOLIO
                            GLOBAL EQUITY PORTFOLIO
                        INTERNATIONAL MAGNUM PORTFOLIO
                       EMERGING MARKETS EQUITY PORTFOLIO
                            ASIAN EQUITY PORTFOLIO

                               PORTFOLIOS OF THE

                     MORGAN STANLEY UNIVERSAL FUNDS, INC.
                                P. O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                  02208-2798

                               ----------------

  The Prospectus is hereby amended and supplemented to reflect changes in the portfolio management of the Emerging Markets Equity Portfolio. Madhav Dhar no longer serves as Portfolio Manager of the Emerging Markets Equity Portfolio. Robert L. Meyer and Andy Skov now share primary responsibility for managing the assets of the Emerging Markets Equity Portfolio. Accordingly, the eighth paragraph under "PORTFOLIO MANAGERS." on page 29 is hereby deleted and replaced with the following:

    EMERGING MARKETS EQUITY PORTFOLIO--Robert L. Meyer and Andy Skov. Robert
  L. Meyer joined MSAM in 1989. He is a Managing Director of MSAM and of Morgan Stanley and co-manager of MSAM's emerging markets group and head of MSAM's Latin American team. He was born in Argentina and graduated from Yale University with a B.A. in Economics and Political Science. He received a J.D. from Harvard Law School. In addition, he is also a Chartered Financial Analyst. Andy Skov joined MSAM in 1994 as a Portfolio Manager. Currently, he is a Principal of MSAM and Morgan Stanley. Prior to joining MSAM, he worked in the Latin America group at Bankers Trust in corporate finance, research and sales; two of those years he spent in Argentina. He graduated from the University of California at Berkeley with a B.A. (Phi Beta Kappa) in Political Science and Economic Development. Mr. Meyer has shared primary responsibility for managing the Portfolio's assets since September 1997. Mr. Skov has shared primary responsibility for managing the Portfolio's assets since October 1998.

                               ----------------

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                   VAG SPT MSEM

                       SUPPLEMENT DATED OCTOBER 26, 1998
                        TO PROSPECTUS DATED MAY 1, 1998
                 AS PREVIOUSLY SUPPLEMENTED ON OCTOBER 6, 1998

                            EQUITY GROWTH PORTFOLIO
                          U.S. REAL ESTATE PORTFOLIO
                        INTERNATIONAL MAGNUM PORTFOLIO
                       EMERGING MARKETS EQUITY PORTFOLIO

                               PORTFOLIOS OF THE

                     MORGAN STANLEY UNIVERSAL FUNDS, INC.
                                P. O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                  02208-2798

                               ----------------

  The Prospectus is hereby amended and supplemented to reflect changes in the portfolio management of the Emerging Markets Equity Portfolio. Madhav Dhar no longer serves as Portfolio Manager of the Emerging Markets Equity Portfolio. Robert L. Meyer and Andy Skov now share primary responsibility for managing the assets of the Emerging Markets Equity Portfolio. Accordingly, the fourth paragraph under "PORTFOLIO MANAGERS." on page 22 is hereby deleted and replaced with the following:

    EMERGING MARKETS EQUITY PORTFOLIO--Robert L. Meyer and Andy Skov. Robert
  L. Meyer joined MSAM in 1989. He is a Managing Director of MSAM and of Morgan Stanley and co-manager of MSAM's emerging markets group and head of MSAM's Latin American team. He was born in Argentina and graduated from Yale University with a B.A. in Economics and Political Science. He received a J.D. from Harvard Law School. In addition, he is also a Chartered Financial Analyst. Andy Skov joined MSAM in 1994 as a Portfolio Manager. Currently, he is a Principal of MSAM and Morgan Stanley. Prior to joining MSAM, he worked in the Latin America group at Bankers Trust in corporate finance, research and sales; two of those years he spent in Argentina. He graduated from the University of California at Berkeley with a B.A. (Phi Beta Kappa) in Political Science and Economic Development. Mr. Meyer has shared primary responsibility for managing the Portfolio's assets since September 1997. Mr. Skov has shared primary responsibility for managing the Portfolio's assets since October 1998.

                               ----------------

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


                                                                         #40182

                       SUPPLEMENT DATED OCTOBER 26, 1998
                        TO PROSPECTUS DATED MAY 1, 1998

                            FIXED INCOME PORTFOLIO
                                VALUE PORTFOLIO
                            MID CAP VALUE PORTFOLIO
                          U.S. REAL ESTATE PORTFOLIO
                       EMERGING MARKETS EQUITY PORTFOLIO

                               PORTFOLIOS OF THE

                     MORGAN STANLEY UNIVERSAL FUNDS, INC.
                                P. O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                  02208-2798

                               ----------------

  The Prospectus is hereby amended and supplemented to reflect changes in the portfolio management of the Emerging Markets Equity Portfolio. Madhav Dhar no longer serves as Portfolio Manager of the Emerging Markets Equity Portfolio. Robert L. Meyer and Andy Skov now share primary responsibility for managing the assets of the Emerging Markets Equity Portfolio. Accordingly, the fifth paragraph under "PORTFOLIO MANAGERS." on page 24 is hereby deleted and replaced with the following:

    EMERGING MARKETS EQUITY PORTFOLIO--Robert L. Meyer and Andy Skov. Robert
  L. Meyer joined MSAM in 1989. He is a Managing Director of MSAM and of Morgan Stanley and co-manager of MSAM's emerging markets group and head of MSAM's Latin American team. He was born in Argentina and graduated from Yale University with a B.A. in Economics and Political Science. He received a J.D. from Harvard Law School. In addition, he is also a Chartered Financial Analyst. Andy Skov joined MSAM in 1994 as a Portfolio Manager. Currently, he is a Principal of MSAM and Morgan Stanley. Prior to joining MSAM, he worked in the Latin America group at Bankers Trust in corporate finance, research and sales; two of those years he spent in Argentina. He graduated from the University of California at Berkeley with a B.A. (Phi Beta Kappa) in Political Science and Economic Development. Mr. Meyer has shared primary responsibility for managing the Portfolio's assets since September 1997. Mr. Skov has shared primary responsibility for managing the Portfolio's assets since October 1998.

                               ----------------

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                       SUPPLEMENT DATED OCTOBER 26, 1998
                        TO PROSPECTUS DATED MAY 1, 1998
                AS PREVIOUSLY SUPPLEMENTED ON SEPTEMBER 1, 1998

                          U.S. REAL ESTATE PORTFOLIO
                            GLOBAL EQUITY PORTFOLIO
                        INTERNATIONAL MAGNUM PORTFOLIO
                       EMERGING MARKETS EQUITY PORTFOLIO
                            ASIAN EQUITY PORTFOLIO

                               PORTFOLIOS OF THE

                     MORGAN STANLEY UNIVERSAL FUNDS, INC.
                                P. O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                  02208-2798

                               ----------------

  The Prospectus is hereby amended and supplemented to reflect changes in the portfolio management of the Emerging Markets Equity Portfolio. Madhav Dhar no longer serves as Portfolio Manager of the Emerging Markets Equity Portfolio. Robert L. Meyer and Andy Skov now share primary responsibility for managing the assets of the Emerging Markets Equity Portfolio. Accordingly, the fourth paragraph under "PORTFOLIO MANAGERS." on page 23 is hereby deleted and replaced with the following:

    EMERGING MARKETS EQUITY PORTFOLIO--Robert L. Meyer and Andy Skov. Robert
  L. Meyer joined MSAM in 1989. He is a Managing Director of MSAM and of Morgan Stanley and co-manager of MSAM's emerging markets group and head of MSAM's Latin American team. He was born in Argentina and graduated from Yale University with a B.A. in Economics and Political Science. He received a J.D. from Harvard Law School. In addition, he is also a Chartered Financial Analyst. Andy Skov joined MSAM in 1994 as a Portfolio Manager. Currently, he is a Principal of MSAM and Morgan Stanley. Prior to joining MSAM, he worked in the Latin America group at Bankers Trust in corporate finance, research and sales; two of those years he spent in Argentina. He graduated from the University of California at Berkeley with a B.A. (Phi Beta Kappa) in Political Science and Economic Development. Mr. Meyer has shared primary responsibility for managing the Portfolio's assets since September 1997. Mr. Skov has shared primary responsibility for managing the Portfolio's assets since October 1998.

                               ----------------

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                       SUPPLEMENT DATED OCTOBER 26, 1998
                        TO PROSPECTUS DATED MAY 1, 1998

                                VALUE PORTFOLIO
                            MID CAP VALUE PORTFOLIO
                            GLOBAL EQUITY PORTFOLIO
                       EMERGING MARKETS EQUITY PORTFOLIO

                               PORTFOLIOS OF THE

                     MORGAN STANLEY UNIVERSAL FUNDS, INC.
                                P. O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                  02208-2798

                               ----------------

  The Prospectus is hereby amended and supplemented to reflect changes in the portfolio management of the Emerging Markets Equity Portfolio. Madhav Dhar no longer serves as Portfolio Manager of the Emerging Markets Equity Portfolio. Robert L. Meyer and Andy Skov now share primary responsibility for managing the assets of the Emerging Markets Equity Portfolio. Accordingly, the fourth paragraph under "PORTFOLIO MANAGERS." on page 21 is hereby deleted and replaced with the following:

    EMERGING MARKETS EQUITY PORTFOLIO--Robert L. Meyer and Andy Skov. Robert
  L. Meyer joined MSAM in 1989. He is a Managing Director of MSAM and of Morgan Stanley and co-manager of MSAM's emerging markets group and head of MSAM's Latin American team. He was born in Argentina and graduated from Yale University with a B.A. in Economics and Political Science. He received a J.D. from Harvard Law School. In addition, he is also a Chartered Financial Analyst. Andy Skov joined MSAM in 1994 as a Portfolio Manager. Currently, he is a Principal of MSAM and Morgan Stanley. Prior to joining MSAM, he worked in the Latin America group at Bankers Trust in corporate finance, research and sales; two of those years he spent in Argentina. He graduated from the University of California at Berkeley with a B.A. (Phi Beta Kappa) in Political Science and Economic Development. Mr. Meyer has shared primary responsibility for managing the Portfolio's assets since September 1997. Mr. Skov has shared primary responsibility for managing the Portfolio's assets since October 1998.

                               ----------------

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


                                                                         #40183

                       SUPPLEMENT DATED OCTOBER 26, 1998
                        TO PROSPECTUS DATED MAY 1, 1998

                            FIXED INCOME PORTFOLIO
                       EMERGING MARKETS EQUITY PORTFOLIO

                               PORTFOLIOS OF THE

                     MORGAN STANLEY UNIVERSAL FUNDS, INC.
                                P. O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                  02208-2798

                               ----------------

  The Prospectus is hereby amended and supplemented to reflect changes in the portfolio management of the Emerging Markets Equity Portfolio. Madhav Dhar no longer serves as Portfolio Manager of the Emerging Markets Equity Portfolio. Robert L. Meyer and Andy Skov now share primary responsibility for managing the assets of the Emerging Markets Equity Portfolio. Accordingly, the second paragraph under "PORTFOLIO MANAGERS." on page 22 is hereby deleted and replaced with the following:

    EMERGING MARKETS EQUITY PORTFOLIO--Robert L. Meyer and Andy Skov. Robert
  L. Meyer joined MSAM in 1989. He is a Managing Director of MSAM and of Morgan Stanley and co-manager of MSAM's emerging markets group and head of MSAM's Latin American team. He was born in Argentina and graduated from Yale University with a B.A. in Economics and Political Science. He received a J.D. from Harvard Law School. In addition, he is also a Chartered Financial Analyst. Andy Skov joined MSAM in 1994 as a Portfolio Manager. Currently, he is a Principal of MSAM and Morgan Stanley. Prior to joining MSAM, he worked in the Latin America group at Bankers Trust in corporate finance, research and sales; two of those years he spent in Argentina. He graduated from the University of California at Berkeley with a B.A. (Phi Beta Kappa) in Political Science and Economic Development. Mr. Meyer has shared primary responsibility for managing the Portfolio's assets since September 1997. Mr. Skov has shared primary responsibility for managing the Portfolio's assets since October 1998.

                               ----------------

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                       SUPPLEMENT DATED OCTOBER 26, 1998
                        TO PROSPECTUS DATED MAY 1, 1998

                             HIGH YIELD PORTFOLIO
                        INTERNATIONAL MAGNUM PORTFOLIO
                       EMERGING MARKETS EQUITY PORTFOLIO

                               PORTFOLIOS OF THE

                     MORGAN STANLEY UNIVERSAL FUNDS, INC.
                                P. O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                  02208-2798

                               ----------------

  The Prospectus is hereby amended and supplemented to reflect changes in the portfolio management of the Emerging Markets Equity Portfolio. Madhav Dhar no longer serves as Portfolio Manager of the Emerging Markets Equity Portfolio. Robert L. Meyer and Andy Skov now share primary responsibility for managing the assets of the Emerging Markets Equity Portfolio. Accordingly, the third paragraph under "PORTFOLIO MANAGERS." on page 24 is hereby deleted and replaced with the following:

    EMERGING MARKETS EQUITY PORTFOLIO--Robert L. Meyer and Andy Skov. Robert
  L. Meyer joined MSAM in 1989. He is a Managing Director of MSAM and of Morgan Stanley and co-manager of MSAM's emerging markets group and head of MSAM's Latin American team. He was born in Argentina and graduated from Yale University with a B.A. in Economics and Political Science. He received a J.D. from Harvard Law School. In addition, he is also a Chartered Financial Analyst. Andy Skov joined MSAM in 1994 as a Portfolio Manager. Currently, he is a Principal of MSAM and Morgan Stanley. Prior to joining MSAM, he worked in the Latin America group at Bankers Trust in corporate finance, research and sales; two of those years he spent in Argentina. He graduated from the University of California at Berkeley with a B.A. (Phi Beta Kappa) in Political Science and Economic Development. Mr. Meyer has shared primary responsibility for managing the Portfolio's assets since September 1997. Mr. Skov has shared primary responsibility for managing the Portfolio's assets since October 1998.

                               ----------------

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                       SUPPLEMENT DATED OCTOBER 26, 1998
                       TO PROSPECTUS DATED MAY 12, 1998

                                VALUE PORTFOLIO
                          U.S. REAL ESTATE PORTFOLIO
                        INTERNATIONAL MAGNUM PORTFOLIO
                       EMERGING MARKETS EQUITY PORTFOLIO

                               PORTFOLIOS OF THE

                     MORGAN STANLEY UNIVERSAL FUNDS, INC.
                                P. O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                  02208-2798

                               ----------------

  The Prospectus is hereby amended and supplemented to reflect changes in the portfolio management of the Emerging Markets Equity Portfolio. Madhav Dhar no longer serves as Portfolio Manager of the Emerging Markets Equity Portfolio. Robert L. Meyer and Andy Skov now share primary responsibility for managing the assets of the Emerging Markets Equity Portfolio. Accordingly, the fourth paragraph under "PORTFOLIO MANAGERS." on page 22 is hereby deleted and replaced with the following:

    EMERGING MARKETS EQUITY PORTFOLIO--Robert L. Meyer and Andy Skov. Robert
  L. Meyer joined MSAM in 1989. He is a Managing Director of MSAM and of Morgan Stanley and co-manager of MSAM's emerging markets group and head of MSAM's Latin American team. He was born in Argentina and graduated from Yale University with a B.A. in Economics and Political Science. He received a J.D. from Harvard Law School. In addition, he is also a Chartered Financial Analyst. Andy Skov joined MSAM in 1994 as a Portfolio Manager. Currently, he is a Principal of MSAM and Morgan Stanley. Prior to joining MSAM, he worked in the Latin America group at Bankers Trust in corporate finance, research and sales; two of those years he spent in Argentina. He graduated from the University of California at Berkeley with a B.A. (Phi Beta Kappa) in Political Science and Economic Development. Mr. Meyer has shared primary responsibility for managing the Portfolio's assets since September 1997. Mr. Skov has shared primary responsibility for managing the Portfolio's assets since October 1998.

                               ----------------

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE